Note 24 - Non-Current Assets and Disposal Groups Held for Sale - Components of Other Non-Current Assets and Disposal Groups Held for Sale (Detail) - Components of Other Non-Current Assets and Disposal Groups Held for Sale [Member] - EUR (€)
€ in Millions
	Dec. 31, 2022	Dec. 31, 2021
Other assets [Member]
Components of Other Non-Current Assets and Disposal Groups Held for Sale [Line Items]
Cash and central bank balances	€ 0
Financial assets at fair value through profit or loss	40	€ 0
Property and equipment	0	9
Other assets	0	296
Total assets classified as held for sale	40	398
Other liabilities [Member]
Components of Other Non-Current Assets and Disposal Groups Held for Sale [Line Items]
Financial liabilities at fair value through profit or loss	208	0
Other liabilities	0	252
Total liabilities classified as held for sale	€ 208	€ 252